Trade and Other Payables	12 Months Ended
Mar. 31, 2025
Trade and other payables [abstract]
Trade and Other Payables	Trade and Other Payables

	JPY (millions) As of March 31
	2024	2025
Trade payables	¥319,955	¥308,450
Other payables	227,566	167,091
Total	¥547,521	¥475,541